PROSPECT STREET(R)

                           HIGH INCOME PORTFOLIO, INC.















                                QUARTERLY REPORT

                                JANUARY 31, 2007






[GRAPHIC OMITTED]
PROSPECT STREET LOGO ART

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
13455 Noel Road, Suite 800
Dallas, TX 75240

PHYMC-1QR-0107

CONTENTS



1    Letter to Stockholders
2    Portfolio Statistics
3    Schedule of Investments
8    Statement of Assets and Liabilities
9    Statement of Operations
10   Statement of Cash Flows
11   Statements of Changes in Net Assets
12   Financial Highlights
13   Information Regarding Senior Securities
14   Notes to Financial Statements










THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF SHAREHOLDERS OF PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

LETTER TO STOCKHOLDERS

Dear Stockholders:


     We are pleased to provide you with our report for Prospect Street High Income Portfolio, Inc. (the "Fund") for the three months ended January 31, 2007. On January 31, 2007, the net asset value of the Fund was $3.46 per share of common stock, as compared to $3.39 on October 31, 2006. On January 31, 2007, the closing market price of the Fund's shares on the New York Stock Exchange was $3.27 per share of common stock, as compared to $3.24 on October 31, 2006. During the three months ended January 31, 2007, the Fund distributed to common stock stockholders $0.069 per share.


THE FUND'S INVESTMENTS:
     The total return on the Fund's per share market price, assuming reinvestment of dividends, for the three months ended January 31, 2007, was 3.07%. The total return on the Fund's net assets, was 4.23% for the three months ended January 31, 2007. The variation in total returns is attributable to the increase in the market price of the Fund's shares of 0.93% relative to an increase in the net asset value of the Fund's shares of 2.06% during the period.


     On February 13, 2007, the Board of Directors declared a dividend of $0.023 per share of common stock, payable on the last day of business for the month of February 2007.



                             Respectfully submitted,


                             /S/ JAMES DONDERO
                                 James Dondero
                                 President


                             /S/ MARK OKADA
                                 Mark Okada
                                 Executive Vice President

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
PORTFOLIO STATISTICS
AS OF JANUARY 31, 2007 (UNAUDITED)


                         INVESTMENT TYPE BY MARKET VALUE
                     (AS A PERCENTAGE OF TOTAL INVESTMENTS)


[GRAPHIC OMITTED]
PROSPECT STREET LOGO ART

Bonds and Notes.......79.36%
Common Stock..........11.03%
Senior Loan Notes......9.61%

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF JANUARY 31, 2007


                                                                               Ratings
                                                                         -------------------
  Principal                                                                        Standard &     Value
 Amount ($)   Description                                                  Moody's   Poor's   (Note 1a) ($)
-----------   -----------                                                 -------- ---------- -------------
 SENIOR LOAN NOTES - 12.65% (A) (B)

              UNITED KINGDOM - 3.20%
              UTILITIES - 3.20%
    500,000   Eggborough Power Ltd.Term Loan, 03/31/2022 (c) (d) (e)        NR         NR        3,425,463
                                                                                              ------------
              TOTAL UNITED KINGDOM ................................                              3,425,463
                                                                                              ------------
              UNITED STATES - 9.45%
              AUTOMOBILE - 1.89%
  2,000,000   Ford Motor Co., Term Loan, 8.36%, 12/15/2013 ........         Ba3        B         2,026,570
                                                                                              ------------
                                                                                                 2,026,570
                                                                                              ------------
              DIVERSIFIED NATURAL RESOURCES, PRECIOUS METALS AND MINERALS - 1.89%
  2,000,000   Longyear Global Holdings, Inc., Second Lien Term Loan,
              12.36%, 10/07/2013 ..................................         Caa1       CCC       2,020,000
                                                                                              ------------
                                                                                                 2,020,000
                                                                                              ------------
              HEALTHCARE, EDUCATION AND CHILDCARE - 1.85%
  1,992,443   CCS Medical, Inc., First Lien Term Loan,
              13.83%, 09/30/2012 ..................................         B3         B-        1,974,013
                                                                                              ------------
                                                                                                 1,974,013
                                                                                              ------------
              HOUSING - 1.86%
  2,000,000   Weststate Land Partners LLC, Second Lien Term Loan, .
              13.90%, 05/01/2007 ..................................         Caa1       NR        1,990,000
                                                                                              ------------
                                                                                                 1,990,000
                                                                                              ------------
              UTILITIES - 1.96%
  2,000,000   Calpine Construction Finance Co., L.P., First Lien
              Term Loan, 08/26/2009 (c) ...........................         NR         CCC       2,093,320
                                                                                              ------------
                                                                                                 2,093,320
                                                                                              ------------
              TOTAL UNITED STATES .................................                             10,103,903
                                                                                              ------------
              TOTAL SENIOR LOAN NOTES (COST $13,221,732)...........                             13,529,366
                                                                                              ------------
 BONDS AND NOTES - 104.46% (A)

              AUTOMOBILE - 3.20%
  3,500,000   American Tire Distributors Holdings, Inc., 11.61%,
              04/01/2012 (f) ......................................         Caa1       CCC+      3,421,250
                                                                                              ------------
                                                                                                 3,421,250
                                                                                              ------------
              BROADCASTING AND ENTERTAINMENT - 10.33%
  1,000,000   American Media Operation, 10.25%, 05/01/2009 ........         Caa2       CCC-        962,500
  2,861,000   CCH I LLC, 11.00%, 10/01/2015 .......................         Caa2       CCC-      2,968,287
  3,000,000   CCO Holdings LLC, 8.75%, 11/15/2013 .................         Caa1       CCC-      3,105,000
  1,000,000   PRIMEDIA, Inc., 10.75%, 05/15/2010 (f)...............         B2         B         1,043,750
  3,000,000   Young Broadcasting, Inc., 10.00%, 03/01/2011 ........         Caa1       CCC-      2,970,000
                                                                                              ------------
                                                                                                11,049,537
                                                                                              ------------

              See accompanying notes to the financial statements.
                                       3

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF JANUARY 31, 2007 (UNAUDITED)



                                                                               Ratings
                                                                         -------------------
  Principal                                                                        Standard &     Value
 Amount ($)   Description                                                  Moody's   Poor's   (Note 1a) ($)
-----------   -----------                                                 -------- ---------- -------------
 BONDS AND NOTES (CONTINUED)

              BUILDINGS AND REAL ESTATE - 3.28%
  2,000,000   Associated Materials, Inc., 0.00%, 03/01/2014 (g)....         Caa2       CCC       1,475,000
  2,000,000   Builders FirstSource, Inc., 9.62%, 02/15/2012 (f)....         B2         B         2,030,000
                                                                                              ------------
                                                                                                 3,505,000
                                                                                              ------------
              CABLE AND OTHER PAY TELEVISION SERVICES - 0.49%
    500,000   NTL Cable PLC, 8.75%, 04/15/2014 ....................         B2         B-          521,250
                                                                                              ------------
                                                                                                   521,250
                                                                                              ------------
              CABLE/WIRELESS VIDEO - 5.68%
  4,500,000   Intelsat Bermuda, Ltd., 11.25%, 06/15/2016 (h).......         Caa1       B         5,107,500
  1,000,000   Intelsat Ltd., 7.63%, 04/15/2012 ....................         Caa1       B           968,750
                                                                                              ------------
                                                                                                 6,076,250
                                                                                              ------------
              CARGO TRANSPORT - 1.39%
  1,500,000   United Rentals NA, Inc., 7.00%, 02/15/2014 ..........         B3         B         1,481,250
                                                                                              ------------
                                                                                                 1,481,250
                                                                                              ------------
              CHEMICALS, PLASTICS AND RUBBER - 5.40%
    500,000   Hexion US, 9.87%, 11/15/2014 (f) (h).................         B3         B-          512,500
  1,000,000   Polypore International, 0.00%, 10/01/2012 (g)........         Caa2       CCC+        865,000
  1,000,000   Polypore, Inc., 8.75%, 05/15/2012 ...................         Caa1       CCC+      1,025,000
  3,000,000   Solutia, Inc., 10/15/2037 (d)........................         NR         NR        2,880,000
    500,000   Terra Capital, Inc., 7.00%, 02/01/2017 (h)...........         B1         BB-         495,000
                                                                                              ------------
                                                                                                 5,777,500
                                                                                              ------------
              CONTAINERS, PACKAGING AND GLASS - 3.95%
  4,800,000   Solo Cup Co., 8.50%, 02/15/2014 .....................         Caa2       CCC-      4,224,000
                                                                                              ------------
                                                                                                 4,224,000
                                                                                              ------------
              DIVERSIFIED/CONGLOMERATE SERVICE - 2.88%
  3,000,000   HydroChem Industrial Services, Inc., 9.25%,
              02/15/2013 (h) ......................................         B3         CCC+      3,075,000
                                                                                              ------------
                                                                                                 3,075,000
                                                                                              ------------
              ELECTRONICS - 1.92%
  1,000,000   Alion Science and Technology Corp., 10.25%,
              02/01/2015 (h) ......................................         B3         CCC+      1,012,500
  1,000,000   WII Components, Inc., 10.00%, 02/15/2012 ............         B2         B-        1,035,000
                                                                                              ------------
                                                                                                 2,047,500
                                                                                              ------------
              FOOD, BEVERAGE AND TOBACCO - 6.41%
  7,100,000   Chiquita Brands International, Inc.,
              7.50%, 11/01/2014 ...................................         Caa2       CCC+      6,425,500
    500,000   Land O' Lakes Capital Trust I, 7.45%, 03/15/2028 (h).         B2         B-          430,000
                                                                                              ------------
                                                                                                 6,855,500
                                                                                              ------------

              See accompanying notes to the financial statements.
                                       4

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF JANUARY 31, 2007 (UNAUDITED)



                                                                               Ratings
                                                                         -------------------
  Principal                                                                        Standard &     Value
 Amount ($)   Description                                                  Moody's   Poor's   (Note 1a) ($)
-----------   -----------                                                 -------- ---------- -------------
 BONDS AND NOTES (CONTINUED)

              FOREST PRODUCTS - CONTAINERS - 5.26%
  2,000,000   Graphic Packaging International, Inc., 9.50%,
              08/15/2013 ..........................................         B3         B-        2,130,000
              Newpage Corp.
  2,118,115      12.39%, 11/01/2013 PIK (f)........................         NR         NR        2,128,705
  1,250,000      12.00%, 05/01/2013 ...............................         B3         CCC+      1,368,750
                                                                                              ------------
                                                                                                 5,627,455
                                                                                              ------------
              HEALTHCARE, EDUCATION AND CHILDCARE - 7.75%
              HCA, Inc.
  4,250,000      6.50%, 02/15/2016 ................................         Caa1       B-        3,601,875
    500,000      7.69%, 06/15/2025 ................................         Caa1       B-          423,533
    500,000      7.50%, 11/15/2095 ................................         Caa1       B-          383,937
  2,000,000   Pharma II, 7.00%, 01/01/2018 ........................         NR         NR        1,860,000
  1,940,000   Pharma IV, 12.00%, 06/30/2014 .......................         NR         NR        2,017,600
                                                                                              ------------
                                                                                                 8,286,945
                                                                                              ------------
              HOME AND OFFICE FURNISHINGS, HOUSEWARES, AND
              DURABLE CONSUMER - 2.46%
  1,500,000   American Achievement Corp., 8.25%, 04/01/2012 .......         B1         CCC+      1,535,625
  1,000,000   Home Products International, Inc., 05/15/2008 (d)....         Ca         NR          415,000
    200,000   Spectrum Brands, Inc., 7.38%, 02/01/2015 ............         Caa2       CCC         175,500
    500,000   Vitro S.A., 8.63%, 02/01/2012 (h)....................         B2         B           507,500
                                                                                              ------------
                                                                                                 2,633,625
                                                                                              ------------
              HOTELS, MOTELS, INNS AND GAMING - 0.73%
    750,000   Virgin River Casino Corp., 9.00%, 01/15/2012 ........         B2         B           780,000
                                                                                              ------------
                                                                                                   780,000
                                                                                              ------------
              INFORMATION TECHNOLOGY - 4.02%
  5,000,000   MagnaChip Semiconductor, 8.61%, 12/15/2011 (f).......         B1         B+        4,300,000
                                                                                              ------------
                                                                                                 4,300,000
                                                                                              ------------
              LEISURE, AMUSEMENT, MOTION PICTURES, ENTERTAINMENT - 7.86%
              Ames True Temper, Inc.
  1,375,000      10.00%, 07/15/2012 ...............................         Caa3       CCC-      1,309,688
  2,000,000      9.36%, 01/15/2012 (f).............................         Caa1       CCC+      2,050,000
  2,000,000   Six Flags, Inc., 8.88%, 02/01/2010 ..................         Caa1       CCC       2,000,000
              Snoqualmie Entertainment Authority
  1,500,000      9.15%, 02/01/2014 (f) (h).........................         B3         B         1,516,875
  1,500,000      9.13%, 02/01/2015 (h) ............................         B3         B         1,526,250
                                                                                              ------------
                                                                                                 8,402,813
                                                                                              ------------
              MACHINERY (NON-AGRICULTURAL, NON-CONSTRUCTION, NON-ELECTRONIC) - 1.88%
  2,000,000   ALH Finance LLC, 8.50%, 01/15/2013 ..................         B3         CCC+      2,015,000
                                                                                              ------------
                                                                                                 2,015,000
                                                                                              ------------
              OIL AND GAS - 0.94%
  1,000,000   SemGroup, LP, 8.75%, 11/15/2015 (h)..................         B1         NR        1,007,500
                                                                                              ------------
                                                                                                 1,007,500
                                                                                              ------------

              See accompanying notes to the financial statements.
                                       5

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF JANUARY 31, 2007 (UNAUDITED)



                                                                               Ratings
                                                                         -------------------
  Principal                                                                        Standard &     Value
 Amount ($)   Description                                                  Moody's   Poor's   (Note 1a) ($)
-----------   -----------                                                 -------- ---------- -------------
 BONDS AND NOTES (CONTINUED)

              PERSONAL TRANSPORTATION - 3.62%
  4,000,000   Delta Air Lines, 12/15/2029 (d)......................         NR         NR        2,480,000
  1,500,000   Northwest Airlines, Inc., 06/01/2006 (d).............         NR         D         1,391,250
                                                                                              ------------
                                                                                                 3,871,250
                                                                                              ------------
              PERSONAL, FOOD, AND MISCELLANEOUS SERVICES - 0.96%
    767,235   Outsourcing Services Group, Inc., 9.00%, 07/15/2009 (i)       NR         NR                0
  1,000,000   Sbarro, Inc., 10.38%, 02/01/2015 (h).................         Caa1       CCC       1,025,000
                                                                                              ------------
                                                                                                 1,025,000
                                                                                              ------------
              RETAIL STORES - 6.57%
  2,750,000   Blockbuster, Inc., 9.00%, 09/01/2012 ................         Caa2       CCC       2,756,875
  1,000,000   Linens `n Things, Inc., 10.99%, 01/15/2014 (f).......         B3         B           975,000
  4,000,000   Movie Gallery Inc., 11.00%, 05/01/2012 (j)...........         Caa2       CCC-      3,290,000
                                                                                              ------------
                                                                                                 7,021,875
                                                                                              ------------
              TELECOMMUNICATIONS - 15.24%
  4,000,000   BTI Telecom Corp., 10.50%, 09/15/2007 (i)............         NR         NR        2,000,000
    500,000   Cricket Communications Corp., 9.38%, 11/01/2014 (h)..         Caa2       CCC         527,500
  2,000,000   Grande Communications Holdings, Inc., 14.00%, 04/01/2011      Caa1       B-        2,195,000
  3,000,000   Network Communications, Inc., 10.75%, 12/01/2013 ....         B2         B-        3,108,750
    500,000   Nordic Telephone Co. Holdings (Denmark), 8.88%,
              05/01/2016 (h) ......................................         B2         B           540,000
  2,000,000   Nortel Networks Corp., 6.88%, 09/01/2023 ............         B3         B-        1,770,000
  6,000,000   SunCom Wireless Holdings, Inc., 8.50%, 06/01/2013 ...         Caa2       CCC-      6,150,000
                                                                                              ------------
                                                                                                16,291,250
                                                                                              ------------
              UTILITIES - 2.24%
  2,500,000   Calpine Corp., 02/15/2011 (d)........................         NR         D         2,400,000
     56,303   USGen New England, Inc., 01/02/2015 (d) (h) (i)......         NR         NR                0
                                                                                              ------------
                                                                                                 2,400,000
                                                                                              ------------
              TOTAL BONDS AND NOTES (COST $110,324,507)............                            111,696,750
                                                                                              ------------

              See accompanying notes to the financial statements.
                                       6

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF JANUARY 31, 2007 (UNAUDITED)





                                                                                                 Value
  Shares      Description                                                                     (Note 1a) ($)
-----------   -----------                                                                     -------------
 COMMON STOCKS - 14.51% (A) (K)

    555,258   Altiva Financial Corp ...............................                                  5,830
     46,601   American Banknote Corp. .............................                                862,119
    853,905   ICO Global Communications Holding Ltd. ..............                              3,842,572
  1,155,224   Motient Corp. .......................................                             10,223,732
      2,194   New World Restaurant Group ..........................                                 17,552
     19,723   Owens Corning, Inc. .................................                                564,866
        303   Viatel Holding Bermuda Ltd. .........................                                      1
                                                                                              ------------
              TOTAL COMMON STOCKS (COST $24,473,266)...............                             15,516,672
                                                                                              ------------
 WARRANTS - 0.00% (A) (K)

      5,000   XM Satellite Radio, Inc., 03/15/2010 ................                                      0
                                                                                              ------------
              TOTAL WARRANTS (COST $870,339).......................                                      0
                                                                                              ------------
              TOTAL INVESTMENTS - 131.62% (COST $148,889,844) (L)..                            140,742,788
                                                                                              ------------
              OTHER ASSETS & LIABILITIES, NET - 5.79%............................                6,184,522
                                                                                              ------------
              PREFERRED SHARES - (37.41)%........................................              (40,000,000)
                                                                                              ------------
              NET ASSETS APPLICABLE TO COMMON STOCK - 100.00%....................              106,927,310
                                                                                              ============

(a) Percentages are based on net assets applicable to common stock.
(b) Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by footnote (e), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at January 31, 2007. Senior loans, while exempt from registration under the Security Act of 1933, as amended, (the "1933 Act") contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(c) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.
(d) The issuer is in default of certain debt covenants. Income is not being accrued.
(e) Fixed rate senior loan.
(f) Variable rate security. The interest rate shown reflects the rate in effect at January 31, 2007.
(g) Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate will be 0.000% until the date shown below and the subsequent rate below, thereafter.

      SECURITY                         DATE        RATE
      Associated Materials, Inc    03/01/09       11.25%
      Polypore International       10/01/08       10.50%

(h) Rule 144A securities - Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2007, the market value of these securities aggregated to $17,283,125 or 16.2% of net assets applicable to common stock. These securities have been determined by the Investment Adviser to be liquid securities.
(i) Fair Value  price by Board of Directors. See footnote 2.
(j) Security on loan as of January 31,  2007.  See  footnote 8.
(k) Non-income producing security.
(l) The cost on a tax basis is identical to book. Unrealized appreciation and depreciation on investments is as follows:

      Gross unrealized appreciation             $    5,843,790
      Gross unrealized depreciation                (13,990,846)
                                                --------------
      Net unrealized depreciation$                  (8,147,056)
                                                ==============

PIK   Payment in Kind
"NR"  Not Rated

              See accompanying notes to the financial statements.
                                       7

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
STATEMENT OF ASSETS AND LIABILITIES  (UNAUDITED)
AS OF JANUARY 31, 2007


                                                                                                   ($)
                                                                                             -------------
ASSETS:
  Investment in securities, at value ($148,889,844, at cost; see Schedule of Investments
     and Note 1) ..........................................................................    140,742,788
  Foreign currency (Cost $1,047,445).......................................................      1,086,609
  Cash and cash equivalents................................................................      7,916,691
  Cash held as collateral for securities loaned (Note 8)...................................      3,399,999
  Interest and dividend receivable.........................................................      2,596,042
  Receivable for Investments sold..........................................................     13,832,839
  Prepaid assets...........................................................................         32,848
                                                                                             -------------
     Total assets..........................................................................    169,607,816
                                                                                             -------------

LIABILITIES:
  Payable upon return of securities loaned (Note 8)........................................      3,399,999
  Investment advisory fee payable..........................................................         80,885
  Payable for investments purchased........................................................     18,867,030
  Preferred shares distribution payable....................................................         41,985
  Other accounts payable...................................................................        290,607
                                                                                             -------------
     Total liabilities.....................................................................     22,680,506
                                                                                             -------------

PREFERRED SHARES:
  Preferred shares, $0.01 par value ($40,000,000 per share liquidation preference)
    Authorized - 1,000,000 shares
    Issued and outstanding - 1,600 Series W shares (Note 7)................................     40,000,000
                                                                                             -------------
     Total preferred shares................................................................     40,000,000
                                                                                             -------------

NET ASSETS APPLICABLE TO COMMON STOCK:
  Common stock, $0.03 par value -
    Authorized - 100,000,000 shares
    Issued and outstanding - 30,874,699 shares.............................................        926,241
  Capital in excess of par value...........................................................    280,778,320
  Accumulated net realized gain/(loss) on investments and foreign currency transactions....   (167,339,262)
  Undistributed net investment income......................................................        851,419
  Net unrealized appreciation/(depreciation) on investments and translation of assets and
    liabilities denominated in foreign currency ...........................................     (8,289,408)
                                                                                             -------------
     Net assets applicable to common stock.................................................    106,927,310
                                                                                             =============
     Net asset value per common stock outstanding..........................................           3.46
                                                                                             =============

               See accompanying notes to the financial statements.
                                       8

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
STATEMENT OF OPERATIONS
For the Three Months Ended January 31, 2007 (unaudited)


                                                                                                   ($)
                                                                                             -------------
INVESTMENT INCOME:
   Interest Income.........................................................................      2,750,869
   Accretion of bond discount..............................................................        120,110
   Securities lending income...............................................................         39,244
                                                                                             -------------
         Total investment income...........................................................      2,910,223
                                                                                             -------------
EXPENSES:
   Investment advisory fee (Note 3)........................................................        239,591
   Administration fee .....................................................................         18,596
   Transfer agency fee.....................................................................          6,861
   Printing expense........................................................................         25,398
   Legal fees..............................................................................         11,561
   Registration expenses...................................................................          7,237
   Rating agency fees......................................................................          4,285
   Professional fees.......................................................................         10,120
   Insurance expenses......................................................................         31,299
   Custody fee.............................................................................          3,125
   Preferred shares broker expense.........................................................         26,487
   Directors' fees and expenses (Note 5)...................................................         15,375
   Miscellaneous expense...................................................................          9,604
                                                                                             -------------
         Total expenses....................................................................        409,539
                                                                                             -------------
         Net investment income.............................................................      2,500,684
                                                                                             -------------
 REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
   Net realized gain/(loss) on investments.................................................      1,635,901
   Net realized gain/(loss) on foreign currency transactions...............................         78,305
   Net change in unrealized appreciation/(depreciation) on investments ....................        923,343
   Net change in unrealized appreciation/(depreciation) on translation of assets and
     liabilities denominated in foreign currency...........................................        (91,045)
                                                                                             -------------
         Net realized and unrealized gain/(loss) on investments:...........................      2,546,504
                                                                                             -------------
 DISTRIBUTIONS TO PREFERRED SHAREHOLDERS...................................................       (524,333)
                                                                                             -------------
         Net change in net assets resulting from operations................................      4,522,855
                                                                                             =============

               See accompanying notes to the financial statements.
                                       9

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
STATEMENT OF CASH FLOWS
For the Three Months Ended January 31, 2007 (unaudited)


                                                                                                  ($)
                                                                                             -------------
CASH FLOW FROM OPERATING ACTIVITIES:
   Interest received.......................................................................      3,085,063
   Decrease in cash held as collateral for securities loaned...............................      8,245,861
   Operating expenses paid.................................................................       (384,361)
   Preferred shares distributions..........................................................       (519,119)
   Purchase of portfolio securities........................................................    (82,712,681)
   Decrease in payable upon receipt of securities loaned...................................     (8,245,861)
   Sales and maturities of portfolio securities............................................     84,268,485
                                                                                             -------------
      Net cash and foreign currency provided by operating activities.......................      3,737,387
                                                                                             -------------

CASH FLOW FROM FINANCING ACTIVITIES:
   Common stock distributions paid from net investment income..............................     (2,130,355)
                                                                                             -------------
      Net cash used by financing activities................................................     (2,130,355)
                                                                                             -------------
NET CHANGE IN CASH AND FOREIGN CURRENCY....................................................      1,607,032
CASH AND FOREIGN CURRENCY, BEGINNING OF THE PERIOD.........................................      7,396,268
                                                                                             -------------
CASH AND FOREIGN CURRENCY, END OF THE PERIOD...............................................      9,003,300
                                                                                             =============

RECONCILIATION OF NET CHANGES IN NET ASSETS RESULTING FROM OPERATIONS TO NET CASH USED
BY OPERATING ACTIVITIES:
   Net change in net assets resulting from operations......................................      4,522,855
   Change in interest and dividends receivable.............................................        294,950
   Change in investments...................................................................      1,555,803
   Change in prepaids......................................................................         55,726
   Change in investment advisory fee payable...............................................          1,270
   Change in accrued expenses..............................................................        (26,604)
   Net realized gain/(loss) on investments and foreign currency............................     (1,714,206)
   Net change in unrealized/(appreciation) depreciation on investments.....................       (832,297)
   Accretion of bond discount..............................................................       (120,110)
                                                                                             -------------
      Net cash and foreign currency provided by operating activities.......................      3,737,387
                                                                                             =============

               See accompanying notes to the financial statements.
                                       10

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                Three
                                                                             Months Ended            Year
                                                                           January 31, 2007          Ended
                                                                               (unaudited)      October 31, 2006
                                                                                   ($)                ($)
                                                                            --------------      --------------
FROM OPERATIONS:
   Net investment income............................................            2,500,684          11,151,963
   Net realized gain/(loss) on investments and foreign currency
    transactions ...................................................            1,714,206           6,083,806
   Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities denominated in
    foreign currency ...............................................              832,298          (3,066,847)
   Distributions to preferred shareholders..........................             (524,333)         (1,910,723)
                                                                            --------------
        Net change in net assets resulting from operations..........            4,522,855          12,258,199
                                                                            --------------      --------------
FROM CAPITAL SHARE TRANSACTIONS:
   Shares of common stock issued (0 and 0, respectively) in capital
    share transactions .............................................                   --                  --
                                                                            --------------      --------------

FROM DISTRIBUTIONS TO COMMON STOCKHOLDERS:
   Distributions to common stockholders from net investment income..           (2,130,355)         (8,166,360)
                                                                            --------------      --------------
        Net decrease in net assets resulting from distributions.....           (2,130,355)         (8,166,360)
                                                                            --------------      --------------
        Total change in net assets..................................            2,392,500           4,091,839

NET ASSETS APPLICABLE TO COMMON STOCK:
   Beginning of period..............................................          104,534,810         100,442,971
                                                                            --------------      --------------
   End of period (including undistributed net investment income of
         $851,419 and $1,005,423, respectively).....................          106,927,310         104,534,810
                                                                            ==============      ==============

               See accompanying notes to the financial statements.
                                       11

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
FINANCIAL HIGHLIGHTS
Selected per share data and ratios
For each share of Common Stock outstanding throughout the years presented


                                               THREE MONTHS
                                                   ENDED
                                                JANUARY 31,
                                                   2007                FOR THE YEARS ENDED OCTOBER 31,
                                                (UNAUDITED)   2006       2005       2004       2003       2002
                                                 --------   --------   --------   --------   --------   --------
 Net asset value, beginning of period..........  $   3.39   $   3.25   $   3.08   $   2.61   $   1.77   $   3.12
                                                 --------   --------   --------   --------   --------   --------
   Net investment income(a)....................  $   0.08   $   0.35   $   0.36   $   0.35   $   0.37   $   0.46
   Net realized and unrealized gain/(loss)
      on investments(a) .......................  $   0.08   $   0.11   $   0.14   $   0.47   $   0.81   $  (0.95)
   Distributions to preferred shareholders ....  $  (0.02)  $  (0.06)  $  (0.04)  $  (0.02)  $  (0.02)  $  (0.05)(b)
                                                 --------   --------   --------   --------   --------   --------
      Total from investment operations.........  $   0.14   $   0.40   $   0.46   $   0.80   $   1.16   $  (0.54)
 Distributions:
   Distributions from accumulated net
      investment income to common
      stockholders ............................  $  (0.07)  $  (0.26)  $  (0.29)  $  (0.33)  $  (0.32)  $  (0.42)(c)
   Distributions to common stockholders from
      paid in capital(d) ......................        --         --         --         --         --      (0.39)
                                                 --------   --------   --------   --------   --------   --------
      Total distributions......................  $  (0.07)  $  (0.26)  $  (0.29)  $  (0.33)  $  (0.32)  $  (0.81)
                                                 --------   --------   --------   --------   --------   --------
 Net asset value, end of period................  $   3.46   $   3.39   $   3.25   $   3.08   $   2.61   $   1.77
                                                 ========   ========   ========   ========   ========   ========
 Market price per share, end of period.........  $   3.27   $   3.24   $   2.77   $   3.24   $   2.96   $   2.02
                                                 ========   ========   ========   ========   ========   ========
 Total investment return based on market
      price per share(e) ......................     3.07%(f)  27.23%     (6.90%)    21.61%     66.45%    (42.19%)
                                                 ========   ========   ========   ========   ========   ========
 Net assets, end of period(g)..................  $106,927   $104,535   $100,443   $ 93,894   $ 74,113   $ 49,182
                                                 ========   ========   ========   ========   ========   ========
 Ratio of operating expenses to average
      net assets, applicable to common stock(h)     1.53%      1.67%      1.85%      2.18%      4.07%      3.22%
 Ratio of net investment income to average
      net assets, applicable to common stock(h)     9.34%     10.15%     10.08%     11.88%     16.60%     15.99%
 Portfolio turnover rate.......................    65.44%(f) 150.28%     72.84%     81.25%    111.35%     96.89%

(a) Calculation is based on average shares outstanding during the indicated period due to the per share effect of the Fund's rights offerings.
(b)  Presentation  of  distributions  paid to  preferred  shareholders  has been changed from prior financial reports filed by the Fund due to the reclassification from total distributions to total from investment operations presented above.
(c) Presentation has been changed from prior financial reports filed by the Fund due to the reclassification of the distributions paid to common stockholders from net investment income to return of capital.
(d) Taxes are calculated on a calendar year, whereas this data is calculated on a fiscal year ended 10/31.
(e) Total investment return based on market value may result in substantially different returns than investment return based on net asset value, because market value can be significantly greater or less than the net asset value. Total investment return calculation assumes reinvestment of dividends, and does not contemplate any over-distribution.
(f)  Not annualized
(g)  Dollars in thousands
(h) Ratios do not reflect the effect of dividend payments to preferred shareholders.

                 See accompanying notes to financial statements.
                                       12

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
INFORMATION REGARDING SENIOR SECURITIES


                                     THREE MONTHS
                                         ENDED
                                       JANUARY 31,
                                         2007                      AS OF OCTOBER 31,
                                      (UNAUDITED)     2006          2005          2004         2003          2002
                                     -----------   -----------  -----------   -----------  -----------  ------------
 Total Amount Outstanding:
   Indebtedness..................... $        --   $        --  $        --   $        --  $        --  $         --
   Preferred stock..................  40,000,000    40,000,000   40,000,000    40,000,000   40,000,000    56,500,000
 Asset Coverage:
   Per Indebtedness(a)..............         N/A           N/A          N/A           N/A          N/A           N/A
   Per preferred stock share(b).....        367%          372%         351%          334%         285%          187%
 Involuntary Liquidation Preference:
   Per preferred share(c)...........  $   25,000   $    25,000  $    25,000   $    25,000  $    25,000  $     25,000
 Approximate Market Value:
   Per note.........................         N/A           N/A          N/A           N/A          N/A           N/A
   Per preferred stock share........  $   25,000   $    25,000  $    25,000   $    25,000  $    25,000  $     25,000

(a) Calculated by subtracting the Fund's total liabilities (not including bank loans and senior securities) from the Fund's total assets and dividing such amount by the principal amount of the debt outstanding.

(b) Calculated by subtracting the Fund's total liabilities (not including bank loans and senior securities) from the Fund's total assets and dividing such amount by the principal amount of the debt outstanding and aggregate liquidation preference of the outstanding Preferred Shares.

(c)  Plus accumulated and unpaid dividends.

                 See accompanying notes to financial statements.
                                       13

                   PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
                          NOTES TO FINANCIAL STATEMENTS
                          JANUARY 31, 2007 (UNAUDITED)


(1) ORGANIZATION AND OPERATIONS:
   Prospect Street High Income Portfolio, Inc. (the "Fund") was organized as a corporation in the state of Maryland on May 13, 1988, and is registered with the Securities and Exchange Commission as a diversified, closed-end, management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Fund commenced operations on December 5, 1988. The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

   The Fund invests primarily in securities of fixed-maturity, corporate debt securities and redeemable preferred stocks that are rated less than investment-grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment-grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer, and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment-grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

   See the Schedule of Investments for information on individual securities, as well as industry diversification and credit quality ratings.

(2) SIGNIFICANT ACCOUNTING POLICIES:

   (A) VALUATION OF INVESTMENTS
   Investments for which listed market quotations are readily available are stated at market value, which is determined by using the last reported sale price or, if no sales are reported, as in the case of some securities traded over-the-counter, the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

   Other investments, which comprise the major portion of the Fund's portfolio holdings, are primarily non-investment grade corporate debt securities, for which market quotations are not readily available due to a thinly traded market with a limited number of market makers. These investments are stated at fair value on the basis of subjective valuations furnished by an independent pricing service or broker dealers, subject to review and adjustment by Highland Capital Management, L.P. ("Highland," or "Investment Adviser") based upon quotations obtained from market makers. The independent pricing service determines value based primarily on quotations from dealers and brokers, market transactions, accessing data from quotation services, offering sheets obtained from dealers and various relationships between securities. The independent pricing service utilizes the last sales price based on odd-lot trades, if available. If such price is not available, the price furnished is based on round-lot or institutional size trades. For securities in which there is no independent price from a pricing service or from round-lot or institutional size trades, they are fair value priced in good faith by the Board of Directors.

   The fair value of restricted securities is determined by the Investment Adviser pursuant to procedures approved by the Board of Directors.

                   PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

   (B) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
   Security transactions are accounted for on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income and accretion of discounts are recorded on the accrual basis. Dividend income is recorded on ex-dividend date. It is the Fund's policy to place securities on non-accrual status when collection of interest is doubtful.


   (C) FOREIGN CURRENCY
   Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates using the current 4:00 p.m. London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unre-alized gain or loss on investment securities.


   (D) FEDERAL INCOME TAXES
   It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company tax-able income and gains, if any, to its stockholders each year, and as such, will not be subject to federal income taxes. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   The accumulated capital losses available to offset future capital gains, if any, expire in the amounts indicated below on the following dates:

                                          Carryover
                                          Available         Expiration Date
                                        -----------       ------------------
                                        $ 35,517,697       October 31, 2007
                                          35,790,515       October 31, 2008
                                          36,946,575       October 31, 2009
                                          15,212,478       October 31, 2010
                                          21,799,603       October 31, 2011
                                          21,289,289       October 31, 2012
                                           2,406,796       October 31, 2013
                                        ------------
                                        $168,962,953
                                        ============

   As of October 31, 2006, the components of distributable earnings on a tax basis are as follows:

 Undistributed ordinary income.......................        $       1,005,423
                                                             -----------------
 Accumulated capital losses..........................        $     168,962,953
                                                             -----------------

                   PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

   (E) CASH FLOW INFORMATION
   The Fund invests primarily in corporate debt securities and distributes dividends from net investment income, which are paid in cash or shares of common stock of the Fund (the "Common Stock"). These activities are reported in the accompanying statement of changes in net assets, and additional information on cash receipts and cash payments is presented in the accompanying statement of cash flows.


   (F) CASH AND CASH EQUIVALENTS
   The company considers all highly liquid investments purchased with initial maturity equal to or less than three months to be cash equivalents.


   (G) USE OF ESTIMATES
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


   (H) ADDITIONAL ACCOUNTING STANDARDS
   On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006.

   In addition, in September 2006, Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

(3) INVESTMENT ADVISORY AGREEMENT:
   Highland earned $239,591 in management fees for the three months ended January 31, 2007. Management fees paid by the Fund to Highland were calculated at 0.65% (on an annual basis) of the Fund's average weekly net asset value, defined as total assets of the Fund less accrued liabilities (excluding the principal amount of any bank loan, notes and the liquidation preference of any preferred shares, and including accrued and unpaid dividends on any preferred shares), up to and including $175,000,000 of net assets, 0.55% on the next
$50,000,000 of net assets and 0.50% of the excess of net assets over $225,000,000. On January 31, 2007, the fee payable to the Investment Adviser was $80,885, which is included in the accompanying Statement of Assets and Liabilities.

(4) PURCHASES AND SALES OF SECURITIES:
   For the three months ended January 31, 2007, the aggregate cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated approximately $90,483,236 and $92,182,604, respectively. There were no purchases or sales of U.S. government obligations for the three months ended January 31, 2007.

                   PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

   The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts that also invest in high yield fixed-income securities. Although investment decisions for the Fund are made independently from those of such other accounts, investments of the type the Fund may make may also be made on behalf of such other accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

(5) CERTAIN TRANSACTIONS:
   Certain officers of the Investment Adviser serve on the Board of Directors of the Fund. They receive no compensation from the Fund in this capacity.

   Directors who are not officers or employees of the Investment Adviser receive fees of $15,000 per year, together with the reimbursement of actual out-of-pocket expenses incurred relating to attendance at such meetings. For the three months ended January 31, 2007, the Fund incurred Board of Directors fees and expenses of $15,375.

(6) DIVIDENDS AND DISTRIBUTIONS:
   Distributions on Common Stock are declared based on annual projections of the Fund's net investment income (defined as dividends and interest income, net of Fund expenses). The Fund plans to pay monthly distributions to common stock-holders. As a result of market conditions or investment decisions, the amount of distributions may exceed net investment income earned at certain times throughout the period. It is anticipated that, on an annual basis, the amount of distributions to common stockholders will not exceed net investment income (as defined above) allocated to common stockholders for income tax purposes.

   For the year ended October 31, 2006, the tax character of distributions paid by the Fund to common stockholders were as follows:

  Distributions from net investment income............         $      8,166,360
  Distributions from paid in capital..................                        0
                                                               ----------------
                                                               $      8,166,360
                                                               ================

   For the year ended October 31, 2005, the tax character of distributions paid by the Fund to common stockholders were as follows:

  Distributions from net investment income............         $      9,063,083
  Distributions from paid in capital..................                        0
                                                               ----------------
                                                               $      9,063,083
                                                               ================

                   PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

   The following is the history of the Fund's calendar year distributions and their composition to common stockholders in calendar years 2002 through 2006.

                                                     2006       2005        2004        2003       2002
                                                ----------- -----------  ----------- ----------- -----------
   Distributions to Stockholders............... $      0.27 $      0.28  $      0.33 $      0.31 $      0.72
   Composition of Distributions*
     Ordinary Income...........................        100%        100%         100%        100%         58%
     Return of Capital.........................          0%          0%           0%          0%         42%
     Capital Gains.............................          0%          0%           0%          0%          0%
                                                ----------- -----------  ----------- ----------- -----------
      Total....................................        100%        100%         100%        100%        100%
                                                =========== ===========  =========== =========== ===========
     Ordinary Income........................... $      0.27 $      0.28  $      0.33 $      0.31 $      0.42
     Return of Capital......................... $        -- $        --  $        -- $        -- $      0.30
     Capital Gains............................. $        -- $        --  $        -- $        -- $        --
                                                ----------- -----------  ----------- ----------- -----------
      Total.................................... $      0.27 $      0.28  $      0.33 $      0.31 $      0.72
                                                =========== ===========  =========== =========== ===========

* Distributions and their composition may differ for stockholders who bought or sold shares mid-year.

(7) PREFERRED SHARES:
   On March 16, 2001, the Fund issued 3,000 shares each of Series W Auction Rate Cumulative Preferred Shares (the "Preferred Shares") with $0.01 par value, $25,000 liquidation preference, for a total issuance of $75,000,000. As of January 31, 2007, 1,600 Preferred Shares were outstanding. The Fund may reborrow amounts in the future to increase its use of leverage which will be consistent with the limitations imposed by the 1940 Act. Significant provisions regarding the Preferred Shares are described below.

   REDEMPTION
   The Preferred Shares are not subject to any sinking fund, but are subject to mandatory redemption under certain circum-stances. If the Fund does not timely cure a failure to meet certain asset coverages as defined in the prospectus or timely fil-ing requirements, the Preferred Shares are subject to mandatory redemption out of funds legally available in accordance with the Charter and applicable law, at a redemption price of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon, whether or not earned or declared to the date fixed for redemption. In addition, the Fund at its option may redeem Preferred Shares having a dividend period of one year or less at this same redemption price to the extent permitted under the 1940 Act and Maryland law. Any Preferred Shares repurchased or redeemed by the Fund will be classified as authorized but unissued Preferred Shares. The Preferred Shares have no preemptive, exchange or conversion rights. The Fund will not issue any class of stock senior to or on a parity with the Preferred Shares.

   DIVIDENDS
   The Preferred Shares pay dividends based on a rate set at auctions, normally held every seven days. In most instances dividends are payable every seven days, on the first business day following the end of the dividend period. The dividend payment date for special dividend periods of more than seven days are set out in a notice designating a special dividend period. Dividends are cumulative from the date the shares are first issued and will be paid out of legally available funds. At January 31, 2007 the rate on the Preferred Shares was 5.05%.

   In general, when the Fund has any Preferred Shares outstanding, the Fund may not pay any dividend or distribution in respect of Common Stock unless the Fund has paid all cumulative dividends on Preferred Shares.

   VOTING RIGHTS
   The Fund's Preferred Shares and Common Stock have equal voting rights of one vote per share and vote together as a single class. The Preferred Shares and Common Stock vote as a separate class on other matters as required under the Fund's

                   PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Charter, the 1940 Act and Maryland law.

   LIQUIDATION
   In the event of a liquidation of the Fund, whether voluntary or involuntary, the holders of the Preferred Shares are enti-tled to receive, prior to and in preference to any distribution of any of the assets of the Fund available for distribution to com-mon stockholders, a liquidation preference in the amount of $25,000 for each Preferred Share outstanding plus an amount equal to all dividends thereon, whether or not earned or declared, accumulated but unpaid up to and including the date of final distribution. After the payment to the holders of Preferred Shares of the full preferential amounts, the holders of Preferred Shares will have no right or claim to any of the remaining assets of the Fund.

(8) SECURITIES LOANS:
   At a meeting held on March 3, 2006, the Fund's Board of Directors approved an agreement allowing the Fund to enter into securities lending transactions. The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. As of January 31, 2007, the market value of securities loaned by the Fund was $3,290,000. The loans were secured with cash collateral of $3,399,999.

(9) DISCLOSURE OF SIGNIFICANT RISKS:
   CREDIT RISK
   Credit risk is the risk that the issuer of a security owned by the Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

   INTEREST RATE RISK
   Interest rate risk is the risk that prices of securities owned by the Fund generally increase when interest rates decline and decrease when interest rates increase.

   FOREIGN CURRENCY RISK
   Foreign  currencies,   investments  and  other  assets  and  liabilities  are
translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions.

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                                       20

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                                       21

                   PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

INVESTMENT ADVISOR                                        LEGAL ADVISOR
Highland Capital Management, L.P.                         Skadden, Arps, Slate, Meagher & Flom LLP
13455 Noel Road                                           Four Times Square
Suite 800                                                 New York, NY 10036
Dallas, TX 75240

OFFICERS                                                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
James D. Dondero -- Chief Executive Officer and President Deloitte & Touche LLP
Mark Okada -- Executive Vice President                    JPMorgan Chase Tower
R. Joseph Dougherty -- Senior Vice President              2200 Ross Avenue
M. Jason  Blackburn -- Secretary and  Treasurer           Suite 1600
Michael S. Minces -- Chief Compliance Officer             Dallas, TX 75201-6778

DIRECTORS                                                 TRANSFER AND SHAREHOLDERS' SERVICING AGENT
R. Joseph  Dougherty                                      PFPC Inc.
Bryan A. Ward                                             P.O. Box 43027
Timothy K. Hui                                            Providence, RI 02940-3027
Scott F. Kavanaugh
James F.  Leary                                           CUSTODIAN
                                                          PFPC Trust Company
                                                          8800 Tinicum Boulevard
                                                          Philadelphia, PA 19153

FACTS FOR SHAREHOLDERS:
   Prospect Street High Income Portfolio, Inc. is listed on the New York Stock Exchange under the symbol "PHY". The Wall Street Journal and Wall Street Journal Online publish Friday's closing net asset value of the Fund every Monday and list the market price of the Fund daily. They are also published in Barron's Market Week every Saturday. Our website is www.prospectstreet.net. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund's proxy voting record for the most recent 12-month period ended June 30th, are available (1) without charge, by calling (877) 665-1287, (2) on the Fund's website and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

   The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http:/www.sec.gov and also may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

   The Statement of Additional Information includes additional information about the Fund's Directors and is available upon request without charge by calling 1-877-665-1287.

   The Fund mails one shareholder  report to each  shareholder  address.  If you
would  like  more  than  one  report,   please  call  shareholder   services  at
1-877-665-1287 and additional reports will be sent to you.

   QUESTIONS REGARDING YOUR ACCOUNT: Please telephone PFPC Inc. at their toll free number 1-800-331-1710 Monday through Friday from 9:00 a.m. to 5:00 p.m. e.s.t.

   Written Correspondence Regarding Your Account: Please address all general stockholder inquiries to PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027.